CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Allowance for doubtful accounts	$ 133,000	$ 133,000
Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	480,000,000	480,000,000
Common stock, shares issued	29,635,255	28,179,096
Common stock, shares outstanding	29,635,255	28,179,096
Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred Class A
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares outstanding	22,034	22,034
Preferred Class C
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares outstanding	88,574	88,888